Leasing	12 Months Ended
Dec. 31, 2022
Leasing [Abstract]
Leasing

Note 8 - Leasing

A.	On March 4, 2020, the Company signed a rental agreement pertaining to a building and a number of parking spaces, for a period of 48 months, commencing from the date of transfer of the rented property (the “Rental Agreement” and “Initial Rental Period”, respectively), for a monthly payment of NIS 25, linked to the ICPI, in accordance with the payment dates set out in the Rental Agreement, plus value added tax. In addition, the Company was granted an option to extend the rental period for another two years, commencing from the end of the Initial Rental Period. In addition, as part of the terms of the lease, the Company was required to make a deposit of NIS 110, restricted as to withdrawal, in order to guarantee its compliance with the terms of the commitment.

In accordance with the provision of IFRS 16, Leasing,, the Company recognized a right of usage asset in an amount of NIS 1,029, measured in the accounting records at an amount equal to the leasing liability (using a discount rate of 5%).

As part of the leasing period, the Company took into account only the Initial Rental Period as the realization of the option to extend the period was not considered as reasonably certain.

B.	In March 2021, the Company entered into an addendum to the Rental Agreement as noted in paragraph A above (the “Addendum”), under which the Company rented additional space and a storage room, for a monthly rent of NIS 14, linked to ICPI in accordance with payment dates as set out in the Rental Agreement, plus VAT. All of the other terms of the Addendum are identical to those of the Rental Agreement.

Taking into consideration that the consequences of the Addendum constitute an amended lease that increases the scope of the lease by adding rights to use additional space and consideration that is in line with the scope of the increase in space, these consequences were accounted for as a change in the lease and were accounted for as a separate lease as of the date on which the amended lease went into effect. Accordingly, the Company measured the addition to the rental liability at the present value of the payments relating to the new space by discounting the additional rental payments using the Company’s incremental interest rate as of the date the addendum went into effect, determined to be a rate of 5%. As a result, there was an increase in the rental liability in an amount of NIS 532 which was recognized as an increase in the right for usage asset.

In addition, as part of the terms of the Addendum, the Company updated the deposit that is restricted as to withdrawal to an amount of NIS 187 (linked to Consumer Price Index) (in lieu of the original deposit which amounted to NIS 110), in order to guarantee its compliance with all of the terms of the Rental Agreement. As of December 31, 2022, the deposits restricted as to withdrawal balance amounted to NIS 201.

As part of the Addendum and in connection with the balance of the term of the lease, only the period of the original lease was taken into consideration (as defined in the Rental Agreement) due to the fact that the exercise of the extension option was not assessed as being reasonably certain.

C.	Right for use asset

Changes in 2022:

Office building
Cost
Balance as of January 1, 2022	1,562
Additions	-
Balance as of December 31, 2022	1,562
Accumulated amortization
Balance as of January 1, 2022	570
Additions	425
Balance as of December 31, 2022	995

Amortized cost as of December 31, 2022	567

Changes in 2021:

Office building
Cost
Balance as of January 1, 2021	1,030
Additions	532
Balance as of December 31, 2021	1,562
Accumulated amortization
Balance as of January 1, 2021	172
Additions	398
Balance as of December 31, 2021	570

Amortized cost as of December 31, 2021	992

D.	Amortization period and amortization method

In respect to amortization period and amortization method, see Note 2AA above.

E.	Amounts recognized in profit and loss:

	Year ended December 31,
	2022	2021	2020
Amortization of the right for use asset	425	398	171
Interest expense in respect of leasing	43	61	33

F.	Analysis of contractual payment dates of leasing liability at December 31, 2022:

Up to a year	467
Between 1-2 years	206
Total (undiscounted)	673